UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.2%
FFCB
1.343%, VAR ICE LIBOR USD 1 Month+0.105%, 11/06/2017	$69,315	$69,313
1.269%, VAR ICE LIBOR USD 1 Month+0.030%, 11/13/2017	7,200	7,200
1.209%, VAR ICE LIBOR USD 1 Month+-0.030%, 11/13/2017	40,075	40,075
1.142%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/28/2017	28,490	28,490
FFCB DN (A)
0.765%, 11/03/2017	19,355	19,354
1.060%, 02/15/2018	39,608	39,486
FHLB
1.142%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/01/2017	110,000	110,000
1.135%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/02/2017	19,500	19,500
1.117%, VAR ICE LIBOR USD 1 Month+-0.115%, 11/03/2017	57,000	57,000
1.153%, VAR ICE LIBOR USD 1 Month+-0.080%, 11/04/2017	135,000	135,000
1.202%, VAR ICE LIBOR USD 3 Month+-0.110%, 11/05/2017	47,500	47,500
1.103%, VAR ICE LIBOR USD 1 Month+-0.135%, 11/05/2017	47,000	47,000
1.098%, VAR ICE LIBOR USD 1 Month+-0.140%, 11/05/2017	74,525	74,525
1.148%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/08/2017	120,000	120,000
1.198%, VAR ICE LIBOR USD 1 Month+-0.040%, 11/09/2017	78,000	78,000
1.099%, VAR ICE LIBOR USD 1 Month+-0.140%, 11/13/2017	200,130	200,130
1.097%, VAR ICE LIBOR USD 1 Month+-0.140%, 11/17/2017	40,220	40,220
1.092%, VAR ICE LIBOR USD 1 Month+-0.145%, 11/17/2017	69,130	69,130
1.148%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/25/2017	65,345	65,345
1.156%, VAR ICE LIBOR USD 3 Month+-0.160%, 12/01/2017	62,670	62,670
1.118%, VAR ICE LIBOR USD 3 Month+-0.200%, 12/02/2017	20,000	20,000
1.264%, VAR ICE LIBOR USD 3 Month+-0.058%, 12/18/2017	35,000	35,000
1.097%, VAR ICE LIBOR USD 1 Month+-0.140%, 12/18/2017	56,905	56,905
1.165%, VAR ICE LIBOR USD 3 Month+-0.160%, 12/20/2017	55,365	55,365
1.314%, VAR ICE LIBOR USD 3 Month+-0.035%, 01/08/2018	40,000	40,000

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.306%, VAR ICE LIBOR USD 3 Month+-0.065%, 01/26/2018	$80,000	$79,999
0.875%, 03/19/2018	39,035	38,988
FHLB DN (A)
1.068%, 11/01/2017	34,250	34,250
1.011%, 11/02/2017	72,570	72,568
1.027%, 11/06/2017	175,905	175,880
1.036%, 11/07/2017	8,830	8,828
1.006%, 11/08/2017	89,515	89,497
1.027%, 11/09/2017	89,515	89,495
1.053%, 11/15/2017	61,040	61,015
1.079%, 11/22/2017	15,800	15,790
1.007%, 12/04/2017	15,610	15,596
1.007%, 12/05/2017	39,605	39,567
1.043%, 12/15/2017	215,235	214,961
1.064%, 12/18/2017	80,000	79,889
1.147%, 12/29/2017	52,000	51,904
1.053%, 01/02/2018	50,805	50,713
1.082%, 01/04/2018	60,140	60,025
1.058%, 01/08/2018	34,460	34,391
1.093%, 01/09/2018	56,835	56,716
1.090%, 01/12/2018	77,205	77,037
1.132%, 01/19/2018	127,180	126,866
1.105%, 01/22/2018	53,600	53,466
1.144%, 01/26/2018	121,770	121,440
1.094%, 01/29/2018	37,515	37,414
1.146%, 01/31/2018	172,015	171,518
1.141%, 02/02/2018	25,000	24,927
1.141%, 02/14/2018	118,600	118,207
1.128%, 02/23/2018	85,100	84,798
1.126%, 02/28/2018	137,600	137,091
1.131%, 03/02/2018	67,520	67,265
1.182%, 03/21/2018	67,325	67,018
1.185%, 03/23/2018	67,755	67,440
1.182%, 03/28/2018	26,395	26,268
FHLMC
0.875%, 03/07/2018	34,000	33,975
FHLMC DN
1.096%, 02/16/2018 (A)	17,245	17,189
FHLMC MTN
1.319%, VAR ICE LIBOR USD 3 Month+-0.030%, 01/08/2018	22,855	22,855
1.327%, VAR ICE LIBOR USD 3 Month+-0.030%, 01/12/2018	36,215	36,215
FNMA
0.875%, 05/21/2018	46,870	46,778

Total U.S. Government Agency Obligations (Cost $4,145,047) ($ Thousands)		4,145,047

SEI Daily Income Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bills (A)
1.007%, 11/09/2017	$8,435	$8,433
1.018%, 11/16/2017	3,905	3,903
1.187%, 03/22/2018	58,685	58,414
1.177%, 03/29/2018	328,290	326,711
1.197%, 04/05/2018	75,000	74,616
U.S. Treasury Notes
4.250%, 11/15/2017	22,075	22,104
0.875%, 11/15/2017	66,255	66,251
0.750%, 02/28/2018	33,930	33,890

Total U.S. Treasury Obligations (Cost $594,322) ($ Thousands)		594,322

REPURCHASE AGREEMENTS (B) — 40.2%
Bank of Nova Scotia
1.040%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $19,000,549 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $10,341,800, 0.250% - 6.000%, 11/30/2023 - 02/15/2041; with total market value $19,380,608)	19,000	19,000
BNP Paribas
1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $429,012,513 (collateralized by various U.S. Treasury obligations, ranging in par value $0.01 - $283,874,400, 0.000% - 4.500%, 02/15/2018 - 05/15/2042; with total market value $437,580,000)	429,000	429,000
Citigroup Global
1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $134,003,908 (collateralized by various U.S. Treasury obligations, ranging in par value $10,774,200 - $120,182,400, 0.625% - 0.750%, 02/25/2018 - 01/15/2026; with total market value $136,680,089)	134,000	134,000
Citigroup Global
1.070%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $9,000,268 (collateralized by a U.S Treasury obligation, par value $9,177,600, 2.125%, 05/15/2025; with total market value $9,180,067)	9,000	9,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (B) (continued)
Goldman Sachs
1.030%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $325,009,299 (collateralized by various U.S. Treasury obligations, ranging in par value $6,744,300 - $101,259,600, 0.875% - 8.000%, 01/31/2018 - 04/15/2028; with total market value $331,500,005)	$325,000	$325,000
Goldman Sachs
1.000%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $70,001,944 (collateralized by various U.S. Treasury obligations, ranging in par value $719,800 - $40,195,686, 1.777% - 4.461%, 11/15/2020 - 05/15/2043; with total market value $71,400,000)	70,000	70,000
JPMorgan
1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $325,009,479 (collateralized by various U.S. Treasury obligations, ranging in par value $50,700,000 - $128,770,000, 1.500% - 3.625%, 02/28/2019 - 08/15/2044; with total market value $331,500,281)	325,000	325,000
Merrill Lynch
1.070%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $257,007,639 (collateralized by various GNMA obligations, ranging in par value $13,081,428 - $98,942,848, 3.000% - 4.000%, 10/20/2042 - 08/20/2046; with total market value $262,140,000)	257,000	257,000
Mitsubishi
1.020%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $280,007,933 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $40,066,600, 0.000% - 7.625%, 01/18/2018 - 08/15/2043; with total market value $285,600,065)	280,000	280,000
Mizuho Securities
1.060%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $63,501,870 (collateralized by a U.S Treasury obligation, par value $64,595,800, 1.875%, 01/31/2022; with total market value $64,770,047)	63,500	63,500

2	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (B) (continued)
Natixis
1.060%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $62,001,826 (collateralized by various FNMA, FMAC, GNMA and U.S. Treasury obligations, ranging in par value $100 - $65,374,272, 0.000% - 6.000%, 01/14/2018 - 08/01/2047; with total market value $63,652,843)	$62,000	$62,000
Natixis
1.040%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $125,003,611 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $41,000,000, 0.125% - 3.500%, 04/15/2018 - 05/15/2046; with total market value $127,500,044)	125,000	125,000
RBC Capital
1.040%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $5,000,144 (collateralized by various FMAC, FNMA, and GNMA obligations, ranging in par value $1,127 - $3,123,704, 2.500% - 4.000%, 02/01/2027 - 11/01/2047; with total market value $5,104,484)	5,000	5,000
RBC Capital
1.030%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $50,001,431 (collateralized by various U.S. Treasury obligations, ranging in par value $7,284,900 - $38,980,100, 0.625% - 2.250%, 07/15/2021 - 11/15/2024; with total market value $51,000,004)	50,000	50,000
TD Securities
1.060%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $250,007,361 (collateralized by various U.S. Treasury obligations, ranging in par value $158,894 - $116,751,980, 3.000% - 4.500%, 05/01/2029 - 09/15/2047; with total market value $256,440,279)	250,000	250,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (B) (continued)
TD Securities
1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $354,010,325 (collateralized by various U.S. Treasury obligations, ranging in par value $1,051,300 - $129,090,400, 1.875% - 2.500%, 12/31/2021 - 05/15/2024; with total market value $361,080,066)	$354,000	$354,000
Wells Fargo
1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $375,010,938 (collateralized by various U.S. Treasury obligations, ranging in par value $309,000 - $195,395,200, 0.000% - 2.750%, 03/15/2018 - 11/15/2042; with total market value $382,500,060)	375,000	375,000

Total Repurchase Agreements (Cost $3,132,500) ($ Thousands)		3,132,500

Total Investments — 101.0% (Cost $7,871,869) ($ Thousands)		$7,871,869

Percentages are based on a Net Assets of $7,794,352 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.
(B)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

USD — United States Dollar

VAR — Variable Rate

As of October 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2017, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.7%
FFCB
1.275%, VAR ICE LIBOR USD 1 Month+0.040%, 11/02/2017	$133	$133
1.000%, 11/06/2017	3,500	3,500
1.153%, VAR ICE LIBOR USD 1 Month+-0.085%, 11/07/2017	29,000	28,998
1.273%, VAR ICE LIBOR USD 1 Month+0.035%, 11/08/2017	380	380
1.283%, VAR ICE LIBOR USD 1 Month+0.045%, 11/09/2017	20,185	20,190
1.269%, VAR ICE LIBOR USD 1 Month+0.030%, 11/13/2017	1,095	1,095
1.209%, VAR ICE LIBOR USD 1 Month+-0.030%, 11/13/2017	9,925	9,925
1.257%, VAR ICE LIBOR USD 1 Month+0.020%, 11/17/2017	5,260	5,262
1.400%, VAR ICE LIBOR USD 1 Month+0.160%, 11/26/2017	6,740	6,743
1.142%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/28/2017	6,565	6,565
FFCB DN (A)
0.866%, 11/06/2017	25,790	25,787
0.991%, 11/08/2017	9,490	9,488
0.877%, 11/09/2017	10,161	10,159
1.001%, 11/22/2017	9,660	9,654
0.939%, 01/04/2018	10,000	9,984
1.168%, 01/10/2018	7,635	7,618
0.867%, 01/11/2018	8,905	8,890
1.167%, 03/23/2018	7,630	7,595
1.250%, 05/25/2018	19,070	18,935
1.261%, 06/06/2018	4,865	4,828
1.294%, 07/13/2018	12,375	12,263
FHLB
1.117%, VAR ICE LIBOR USD 1 Month+-0.115%, 11/03/2017	15,500	15,500
1.153%, VAR ICE LIBOR USD 1 Month+-0.080%, 11/04/2017	15,000	15,000
1.202%, VAR ICE LIBOR USD 3 Month+-0.110%, 11/05/2017	5,000	5,000
1.103%, VAR ICE LIBOR USD 1 Month+-0.135%, 11/05/2017	13,000	13,000
1.148%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/08/2017	29,060	29,060
1.198%, VAR ICE LIBOR USD 1 Month+-0.040%, 11/09/2017	19,000	19,000
1.097%, VAR ICE LIBOR USD 1 Month+-0.140%, 11/17/2017	30,280	30,280
1.092%, VAR ICE LIBOR USD 1 Month+-0.145%, 11/17/2017	28,450	28,450
1.144%, VAR ICE LIBOR USD 1 Month+-0.095%, 11/21/2017	17,000	17,000

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.148%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/25/2017	$15,470	$15,470
1.156%, VAR ICE LIBOR USD 3 Month+-0.160%, 12/01/2017	14,080	14,080
1.118%, VAR ICE LIBOR USD 3 Month+-0.200%, 12/02/2017	4,000	4,000
1.264%, VAR ICE LIBOR USD 3 Month+-0.058%, 12/18/2017	5,000	5,000
1.097%, VAR ICE LIBOR USD 1 Month+-0.140%, 12/18/2017	30,000	30,000
1.165%, VAR ICE LIBOR USD 3 Month+-0.160%, 12/20/2017	14,615	14,615
1.306%, VAR ICE LIBOR USD 3 Month+-0.065%, 01/26/2018	20,000	20,000
FHLB DN (A)
0.995%, 11/02/2017	8,855	8,855
1.006%, 11/08/2017	123,210	123,186
1.027%, 11/09/2017	23,210	23,205
1.053%, 11/15/2017	8,205	8,202
1.079%, 11/22/2017	4,200	4,197
1.042%, 11/28/2017	14,250	14,239
1.007%, 12/05/2017	10,395	10,385
1.105%, 12/15/2017	40,795	40,743
1.147%, 12/29/2017	14,000	13,974
1.082%, 01/04/2018	14,860	14,831
1.093%, 01/09/2018	14,045	14,016
1.090%, 01/12/2018	45,175	45,077
1.132%, 01/19/2018	32,885	32,804
1.105%, 01/22/2018	14,800	14,763
1.144%, 01/26/2018	20,840	20,783
1.146%, 01/31/2018	39,760	39,645
1.141%, 02/14/2018	31,400	31,296
1.128%, 02/23/2018	22,565	22,485
1.126%, 02/28/2018	23,000	22,915
1.131%, 03/02/2018	17,035	16,970
1.182%, 03/21/2018	25,000	24,886

Total U.S. Government Agency Obligations (Cost $1,030,904) ($ Thousands)		1,030,904

U.S. TREASURY OBLIGATIONS — 53.7%
U.S. Treasury Bills (A)
0.953%, 11/02/2017	197,000	196,995
0.978%, 11/09/2017	309,340	309,273
1.006%, 11/24/2017	85,000	84,946
1.021%, 11/30/2017	150,000	149,881
1.126%, 12/21/2017	39,080	39,019
1.125%, 01/04/2018	41,580	41,497
1.103%, 02/15/2018	65,000	64,790
1.177%, 03/29/2018	61,330	61,035
1.197%, 04/05/2018	24,000	23,877

SEI Daily Income Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
4.250%, 11/15/2017	$5,375	$5,382

Total U.S. Treasury Obligations (Cost $976,695) ($ Thousands)		976,695

Total Investments — 110.4% (Cost $2,007,599) ($ Thousands)		$2,007,599

Percentages are based on a Net Assets of $1,818,744 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

As of October 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2017, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Treasury Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 56.2%
U.S. Treasury Bills (A)
1.073%, 11/02/2017	$3,080	$3,080
1.076%, 12/07/2017	785	784
1.127%, 12/21/2017	2,350	2,346
1.125%, 01/04/2018	1,815	1,812
1.111%, 01/18/2018	1,630	1,626
1.137%, 01/25/2018	1,000	997
1.182%, 03/22/2018	3,500	3,484
1.158%, 03/29/2018	4,610	4,588
1.197%, 04/05/2018	2,000	1,990
1.228%, 04/12/2018	2,000	1,989
1.222%, 07/19/2018	3,000	2,974
U.S. Treasury Notes
1.380%, VAR US Treasury 3 Month Bill Money Market Yield+0.272%, 11/07/2017	1,000	1,000
1.298%, VAR US Treasury 3 Month Bill Money Market Yield+0.190%, 11/07/2017	8,500	8,500
1.278%, VAR US Treasury 3 Month Bill Money Market Yield+0.170%, 11/07/2017	2,830	2,830
1.203%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 11/07/2017	1,735	1,735
4.250%, 11/15/2017	1,470	1,472
0.875%, 11/15/2017	1,180	1,180
0.875%, 11/30/2017	85	85
2.625%, 01/31/2018	135	136
0.875%, 01/31/2018	1,515	1,514
0.750%, 01/31/2018	110	110
3.500%, 02/15/2018	750	755
1.000%, 02/15/2018	705	705
0.750%, 02/28/2018	470	469
2.875%, 03/31/2018	1,500	1,511

Total U.S. Treasury Obligations (Cost $47,672) ($ Thousands)		47,672

REPURCHASE AGREEMENTS (B) — 37.8%
Bank of Nova Scotia 1.040%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $4,000,116 (collateralized by various U.S. Treasury obligations, ranging in par value $998,000 - $3,051,900, 0.250% - 1.625%, 04/30/2019 - 01/15/2025; with total market value $4,080,184)	4,000	4,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) (continued)
BNP Paribas 1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $1,000,029 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $1,015,100, 0.875% - 1.375%, 03/31/2018 - 06/30/2018; with total market value $1,020,024)	$1,000	$1,000
Citigroup Global 1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $1,000,029 (collateralized by a U.S. Treasury obligation, par value $1,024,700, 1.750%, 02/28/2022; with total market value $1,020,036)	1,000	1,000
Goldman Sachs 1.000%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $5,000,139 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $5,310,054, 1.526% - 2.890%, 08/15/2019 - 02/15/2031; with total market value $5,100,001)	5,000	5,000
Merrill Lynch 1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $3,000,088 (collateralized by a U.S. Treasury obligation, par value $2,980,100, 2.375%, 12/31/2020; with total market value $3,060,099)	3,000	3,000
Mitsubishi 1.020%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $5,000,142 (collateralized by a U.S. Treasury obligation, par value $4,926,800, 0.375%, 07/15/2025; with total market value $5,100,036)	5,000	5,000
Natixis 1.040%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $2,000,058 (collateralized by a U.S. Treasury obligation, par value $2,047,800, 0.750%, 02/15/2045; with total market value $2,040,079)	2,000	2,000
RBC Capital 1.030%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $2,000,057 (collateralized by a U.S. Treasury obligation, par value $2,062,300, 2.000%, 04/30/2024; with total market value $2,040,068)	2,000	2,000

SEI Daily Income Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Treasury Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) (continued)
Societe Generale 1.080%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $4,000,120 (collateralized by various U.S. Treasury obligations, ranging in par value $1,000 - $8,612,500, 0.000% - 2.125%, 03/01/2018 - 02/15/2044; with total market value $4,080,027)	$4,000	$4,000
TD Securities 1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $1,000,029 (collateralized by a U.S. Treasury obligation, par value $1,030,900, 1.750%, 09/30/2022; with total market value $1,020,033)	1,000	1,000
Wells Fargo 1.050%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $4,000,117 (collateralized by a U.S. Treasury obligation, par value $4,101,500, 0.875%, 10/15/2018; with total market value $4,080,007)	4,000	4,000

Total Repurchase Agreements (Cost $32,000) ($ Thousands)		32,000

Total Investments — 94.0% (Cost $79,672) ($ Thousands)		$79,672

Percentages are based on a Net Assets of $84,744 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.
(B)	Tri-Party Repurchase Agreement.

VAR — Variable Rate

As of October 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2017, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 109.8%
U.S. Treasury Bills (A)
0.948%, 11/02/2017	$60,660	$60,658
1.030%, 11/09/2017	113,525	113,499
0.996%, 11/16/2017	50,000	49,979
1.006%, 11/24/2017	70,000	69,955
1.021%, 11/30/2017	50,000	49,960
1.076%, 12/07/2017	4,230	4,225
1.126%, 12/21/2017	24,735	24,696
1.101%, 01/04/2018	33,075	33,011
1.096%, 01/18/2018	23,805	23,749
1.121%, 02/15/2018	7,000	6,977
1.147%, 03/15/2018	10,000	9,958
1.182%, 03/22/2018	12,480	12,423
1.177%, 03/29/2018	22,880	22,770
1.196%, 04/05/2018	11,000	10,944
1.228%, 04/12/2018	10,000	9,945
1.266%, 05/03/2018	7,000	6,956
1.205%, 07/19/2018	3,000	2,974
U.S. Treasury Notes
1.380%, VAR US Treasury 3 Month Bill Money Market Yield+0.272%, 11/07/2017	2,000	2,000
1.298%, VAR US Treasury 3 Month Bill Money Market Yield+0.190%, 11/07/2017	30,000	30,000
1.278%, VAR US Treasury 3 Month Bill Money Market Yield+0.170%, 11/07/2017	11,940	11,940
1.248%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 11/07/2017	2,000	2,003
1.203%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 11/07/2017	6,510	6,510
4.250%, 11/15/2017	6,120	6,128
0.875%, 11/30/2017	385	385
2.625%, 01/31/2018	720	723
0.875%, 01/31/2018	4,915	4,913
0.750%, 01/31/2018	580	579
1.000%, 02/15/2018	3,325	3,326
0.750%, 02/28/2018	2,320	2,317
2.875%, 03/31/2018	4,000	4,029

Total U.S. Treasury Obligations (Cost $587,532) ($ Thousands)		587,532

Total Investments — 109.8% (Cost $587,532) ($ Thousands)		$587,532

Percentages are based on a Net Assets of $535,160 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

VAR — Variable Rate

As of October 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2017, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 52.5%
Consumer Discretionary — 0.6%
AutoZone
1.625%, 04/21/2019	$465	$462
Discovery Communications LLC
2.200%, 09/20/2019	150	150
2.036%, VAR ICE LIBOR USD 3 Month+0.710%, 12/20/2018	490	493
NBCUniversal Enterprise
2.044%, VAR ICE LIBOR USD 3 Month+0.685%, 01/15/2018 (A)	825	828

		1,933

Consumer Staples — 3.3%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	280	280
Anheuser-Busch InBev Worldwide
2.001%, VAR ICE LIBOR USD 3 Month+0.690%, 08/01/2018	900	904
BAT Capital
1.905%, VAR ICE LIBOR USD 3 Month+0.590%, 11/14/2017 (A)	1,600	1,608
Constellation Brands
2.000%, 11/07/2019	525	524
CVS Health
1.900%, 07/20/2018	350	351
JM Smucker
1.750%, 03/15/2018	135	135
Kraft Heinz Foods
2.129%, VAR ICE LIBOR USD 3 Month+0.820%, 11/10/2017	400	404
Kroger MTN
1.500%, 09/30/2019	800	792
Molson Coors Brewing
1.450%, 07/15/2019	775	769
Mondelez International
1.831%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	450	451
Mondelez International Holdings Netherlands
1.988%, VAR ICE LIBOR USD 3 Month+0.610%, 01/30/2018 (A)	1,570	1,577
Philip Morris International
1.736%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,655	1,662
Reynolds American
2.300%, 06/12/2018	645	647

		10,104

Energy — 3.5%
Anadarko Petroleum
8.700%, 03/15/2019	350	380
6.950%, 06/15/2019	235	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets PLC
1.959%, VAR ICE LIBOR USD 3 Month+0.630%, 09/26/2018	$450	$453
1.819%, VAR ICE LIBOR USD 3 Month+0.510%, 05/10/2018	750	752
1.734%, VAR ICE LIBOR USD 3 Month+0.425%, 02/13/2018	400	400
Energy Transfer Partners
2.500%, 06/15/2018	750	753
Enterprise Products Operating LLC
1.650%, 05/07/2018	1,020	1,020
Kinder Morgan
2.000%, 12/01/2017	225	225
Phillips 66
2.109%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	620	621
Schlumberger Holdings
1.900%, 12/21/2017 (A)	750	750
Shell International Finance BV
1.660%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	1,170	1,176
1.375%, 05/10/2019	800	796
Statoil
1.772%, VAR ICE LIBOR USD 3 Month+0.460%, 11/08/2018	550	552
1.511%, VAR ICE LIBOR USD 3 Month+0.200%, 11/09/2017	870	870
Total Capital International
1.839%, VAR ICE LIBOR USD 3 Month+0.570%, 08/10/2018	400	402
TransCanada PipeLines
2.147%, VAR ICE LIBOR USD 3 Month+0.790%, 01/12/2018	1,185	1,187

		10,589

Financials — 32.8%
ABN AMRO Bank
1.994%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	1,145	1,151
AIG Global Funding
1.815%, VAR ICE LIBOR USD 3 Month+0.480%, 01/02/2018 (A)	775	777
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	885	884
1.650%, 12/15/2017 (A)	680	680
American Express Credit
1.871%, VAR ICE LIBOR USD 3 Month+0.550%, 03/18/2019	300	302
American Express Credit MTN
1.875%, 11/05/2018	750	751
1.746%, VAR ICE LIBOR USD 3 Month+0.430%, 03/03/2020	900	903

SEI Daily Income Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.641%, VAR ICE LIBOR USD 3 Month+0.330%, 05/03/2019	$345	$346
American Honda Finance MTN
2.140%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	935	944
1.700%, 02/22/2019	650	649
Australia & New Zealand Banking Group
1.875%, VAR ICE LIBOR USD 3 Month+0.560%, 05/15/2018	375	376
Bank Nederlandse Gemeenten MTN
1.000%, 02/12/2018 (A)	1,600	1,598
Bank of America
2.399%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	750	757
Bank of America MTN
5.650%, 05/01/2018	90	92
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	637
2.523%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	407
2.205%, VAR ICE LIBOR USD 3 Month+0.870%, 01/02/2018	1,075	1,085
2.000%, 01/11/2018	160	160
Bank of Montreal
1.400%, 04/10/2018	750	750
Bank of Montreal MTN
1.950%, VAR ICE LIBOR USD 3 Month+0.600%, 04/09/2018	825	827
1.760%, VAR ICE LIBOR USD 3 Month+0.440%, 12/15/2017	1,335	1,340
Bank of New York Mellon MTN
1.756%, VAR ICE LIBOR USD 3 Month+0.440%, 12/06/2017	350	351
Bank of Nova Scotia
2.189%, VAR ICE LIBOR USD 3 Month+0.830%, 01/15/2019	1,085	1,093
2.125%, 09/11/2019	765	768
1.957%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	375
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	500	502
BB&T MTN
1.971%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	350	352
1.816%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	400	402
Berkshire Hathaway
1.150%, 08/15/2018	400	399
Berkshire Hathaway Finance
1.657%, VAR ICE LIBOR USD 3 Month+0.300%, 01/12/2018	565	565
1.450%, 03/07/2018	650	650

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BMW US Capital LLC
1.730%, VAR ICE LIBOR USD 3 Month+0.410%, 09/13/2019 (A)	$1,505	$1,514
BPCE MTN
2.535%, VAR ICE LIBOR USD 3 Month+1.220%, 11/22/2017 (A)	250	253
Branch Banking & Trust
1.809%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	855	860
1.450%, 05/10/2019	590	586
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	1,075	1,072
1.836%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	980	985
Capital One
2.528%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	500	504
2.082%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	500	503
Capital One Financial
2.069%, VAR ICE LIBOR USD 3 Month+0.760%, 11/13/2017	670	675
Citibank
1.810%, VAR ICE LIBOR USD 3 Month+0.500%, 12/12/2017	775	779
Citigroup
2.150%, 07/30/2018	330	331
2.119%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	700	704
2.065%, VAR ICE LIBOR USD 3 Month+0.690%, 04/27/2018	1,250	1,253
1.700%, 04/27/2018	300	300
Citizens Bank
2.127%, VAR ICE LIBOR USD 3 Month+0.810%, 11/26/2017	550	551
1.887%, VAR ICE LIBOR USD 3 Month+0.570%, 11/26/2017	700	702
1.856%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	550	552
Citizens Bank MTN
1.600%, 12/04/2017	1,000	1,000
Commonwealth Bank of Australia
1.952%, VAR ICE LIBOR USD 3 Month+0.640%, 11/07/2019 (A)	750	755
Cooperatieve Rabobank
2.180%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	810
Credit Agricole MTN
2.287%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	950	965
Credit Suisse
1.700%, 04/27/2018	750	750

2	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse MTN
2.068%, VAR ICE LIBOR USD 3 Month+0.690%, 01/29/2018	$500	$501
Daimler Finance North America LLC
2.171%, VAR ICE LIBOR USD 3 Month+0.860%, 11/01/2017 (A)	400	402
2.083%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	845	852
1.500%, 07/05/2019 (A)	750	744
Danske Bank
1.896%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	600	604
Danske Bank MTN
1.826%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	502
Deutsche Bank
1.989%, VAR ICE LIBOR USD 3 Month+0.680%, 02/13/2018	350	350
Deutsche Bank NY
2.329%, VAR ICE LIBOR USD 3 Month+0.970%, 01/13/2018	550	552
DNB Bank
1.705%, VAR ICE LIBOR USD 3 Month+0.370%, 01/02/2018 (A)	550	551
DNB Boligkreditt
1.450%, 03/21/2018 (A)	2,500	2,498
Fifth Third Bank
1.920%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,625	1,636
1.628%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	400
Ford Motor Credit LLC
2.601%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	355
2.350%, VAR ICE LIBOR USD 3 Month+1.000%, 01/09/2020	750	757
2.220%, VAR ICE LIBOR USD 3 Month+0.900%, 06/15/2018	1,220	1,224
2.140%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	503
1.897%, 08/12/2019	350	349
General Motors Financial
2.400%, 04/10/2018	1,025	1,027
2.289%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	450	454
Goldman Sachs Group
2.485%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	525	533
2.481%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	759
2.375%, 01/22/2018	1,450	1,453

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.117%, VAR ICE LIBOR USD 3 Month+0.800%, 12/13/2019	$1,200	$1,209
HSBC Bank PLC
1.955%, VAR ICE LIBOR USD 3 Month+0.640%, 05/15/2018 (A)	1,550	1,555
Huntington National Bank
2.200%, 11/06/2018	1,010	1,013
1.827%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	650	653
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	165	165
2.000%, 07/01/2019 (A)	300	298
ING Bank
2.025%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	300	302
ING Groep
2.483%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	408
Jackson National Life Global Funding
2.060%, VAR ICE LIBOR USD 3 Month+0.730%, 12/27/2017 (A)	375	377
1.875%, 10/15/2018 (A)	400	401
JPMorgan Chase
2.318%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	507
2.267%, VAR ICE LIBOR USD 3 Month+0.900%, 01/25/2018	1,570	1,573
2.008%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	500	503
1.867%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	550	552
KeyBank
2.350%, 03/08/2019	250	251
2.125%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	758
Manufacturers & Traders Trust
1.927%, VAR ICE LIBOR USD 3 Month+0.610%, 11/18/2017	450	452
Metropolitan Life Global Funding I
1.754%, VAR ICE LIBOR USD 3 Month+0.430%, 12/19/2018 (A)	1,000	1,004
1.500%, 01/10/2018 (A)	220	220
Moody’s
1.666%, VAR ICE LIBOR USD 3 Month+0.350%, 09/04/2018	540	541
Morgan Stanley
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	475	482
2.215%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	625	629
2.109%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	1,290	1,296

SEI Daily Income Trust / Quarterly Report / October 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.950%, 12/28/2017	$140	$141
MUFG Americas Holdings
1.625%, 02/09/2018	905	905
National Bank of Canada MTN
1.870%, VAR ICE LIBOR USD 3 Month+0.560%, 12/12/2017	1,075	1,080
New York Life Global Funding
1.755%, VAR ICE LIBOR USD 3 Month+0.390%, 10/24/2019 (A)	600	603
Nissan Motor Acceptance MTN
1.939%, VAR ICE LIBOR USD 3 Month+0.580%, 01/13/2020 (A)	1,000	1,006
1.721%, VAR ICE LIBOR USD 3 Month+0.390%, 12/28/2017 (A)	500	501
1.500%, 03/02/2018 (A)	300	300
PNC Bank
1.800%, 11/05/2018	1,600	1,600
1.676%, VAR ICE LIBOR USD 3 Month+0.360%, 11/19/2017	500	502
1.450%, 07/29/2019	350	347
Protective Life Global Funding
1.722%, 04/15/2019 (A)	355	354
Prudential Financial MTN
6.000%, 12/01/2017	1,320	1,325
2.095%, VAR ICE LIBOR USD 3 Month+0.780%, 11/15/2017	750	754
Reckitt Benckiser Treasury Services PLC
1.888%, VAR ICE LIBOR USD 3 Month+0.560%, 12/24/2017 (A)	550	552
Regions Bank
7.500%, 05/15/2018	600	618
Santander Holdings USA
2.767%, VAR ICE LIBOR USD 3 Month+1.450%, 11/24/2017	720	721
Societe Generale MTN
2.415%, VAR ICE LIBOR USD 3 Month+1.080%, 01/02/2018	700	705
Standard Chartered PLC MTN
1.993%, VAR ICE LIBOR USD 3 Month+0.640%, 04/17/2018 (A)	900	901
Sumitomo Mitsui Banking
2.027%, VAR ICE LIBOR USD 3 Month+0.670%, 10/19/2018	300	301
1.896%, VAR ICE LIBOR USD 3 Month+0.540%, 01/11/2019	650	653
Sumitomo Mitsui Banking MTN
2.294%, VAR ICE LIBOR USD 3 Month+0.940%, 01/18/2019	850	858
SunTrust Bank
1.910%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,835	1,847

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Svenska Handelsbanken MTN
1.806%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	$400	$402
Synchrony Financial
2.541%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	600	607
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	1,420	1,428
Toronto-Dominion Bank MTN
2.203%, VAR ICE LIBOR USD 3 Month+0.840%, 01/22/2019	1,015	1,024
1.903%, VAR ICE LIBOR USD 3 Month+0.540%, 07/23/2018	400	401
1.450%, 08/13/2019	550	546
Toyota Motor Credit MTN
1.794%, VAR ICE LIBOR USD 3 Month+0.440%, 10/18/2019	400	403
1.200%, 04/06/2018	600	599
UBS
1.897%, VAR ICE LIBOR USD 3 Month+0.580%, 12/08/2017 (A)	1,470	1,477
UBS MTN
1.949%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	450	453
US Bancorp MTN
1.767%, VAR ICE LIBOR USD 3 Month+0.400%, 04/25/2019	400	402
US Bank
1.400%, 04/26/2019	350	348
US Bank MTN
1.958%, VAR ICE LIBOR USD 3 Month+0.580%, 01/29/2018	550	550
Volkswagen Group of America Finance LLC
1.785%, VAR ICE LIBOR USD 3 Month+0.470%, 05/22/2018 (A)	650	651
1.756%, VAR ICE LIBOR USD 3 Month+0.440%, 11/20/2017 (A)	1,575	1,575
Voya Financial
2.900%, 02/15/2018	489	490
Wells Fargo
2.475%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	408
Wells Fargo MTN
2.103%, VAR ICE LIBOR USD 3 Month+0.740%, 01/22/2018	550	551
1.993%, VAR ICE LIBOR USD 3 Month+0.630%, 04/23/2018	795	797
1.966%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	650	656

4	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westpac Banking
1.963%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	$325	$327

		100,101

Health Care — 5.7%
AbbVie
1.800%, 05/14/2018	400	400
Aetna
1.700%, 06/07/2018	2,010	2,009
Allergan Funding SCS
2.390%, VAR ICE LIBOR USD 3 Month+1.080%, 03/12/2018	975	978
2.350%, 03/12/2018	1,740	1,744
Amgen
1.759%, VAR ICE LIBOR USD 3 Month+0.450%, 11/11/2017	450	452
1.629%, VAR ICE LIBOR USD 3 Month+0.320%, 11/10/2017	1,035	1,038
Baxalta
2.103%, VAR ICE LIBOR USD 3 Month+0.780%, 06/22/2018	1,750	1,756
Cardinal Health
2.090%, VAR ICE LIBOR USD 3 Month+0.770%, 12/15/2017	775	778
Catholic Health Initiatives
2.600%, 08/01/2018	270	272
1.600%, 11/01/2017	1,251	1,251
Celgene
2.125%, 08/15/2018	750	752
Gilead Sciences
1.576%, VAR ICE LIBOR USD 3 Month+0.250%, 12/20/2017	1,535	1,538
Medtronic
1.500%, 03/15/2018	255	255
Province of Quebec Canada MTN
1.546%, VAR ICE LIBOR USD 3 Month+0.230%, 09/04/2018	1,660	1,663
Teva Pharmaceutical Finance Netherlands III
1.700%, 07/19/2019	1,340	1,312
1.400%, 07/20/2018	900	895
UnitedHealth Group
1.419%, VAR ICE LIBOR USD 3 Month+0.070%, 01/15/2018	500	500

		17,593

Industrials — 1.8%
Air Lease
2.125%, 01/15/2018	230	230
2.125%, 01/15/2020	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
2.014%, VAR ICE LIBOR USD 3 Month+0.700%, 02/23/2018	$1,175	$1,178
1.603%, VAR ICE LIBOR USD 3 Month+0.280%, 03/22/2019	375	376
Fortive
1.800%, 06/15/2019	260	259
General Electric MTN
2.045%, VAR ICE LIBOR USD 3 Month+0.710%, 01/02/2018	250	251
1.970%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	580	584
Honeywell International
1.658%, VAR ICE LIBOR USD 3 Month+0.280%, 10/30/2019	800	803
John Deere Capital MTN
1.629%, VAR ICE LIBOR USD 3 Month+0.270%, 10/15/2018	650	651
PACCAR Financial MTN
1.300%, 05/10/2019	160	159
United Technologies
1.661%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	600	603

		5,394

Information Technology — 1.5%
Broadcom
2.375%, 01/15/2020 (A)	800	804
Cisco Systems
1.916%, VAR ICE LIBOR USD 3 Month+0.600%, 02/21/2018	350	351
1.665%, VAR ICE LIBOR USD 3 Month+0.340%, 09/20/2019	400	402
DXC Technology
2.875%, 03/27/2020	400	405
eBay
2.500%, 03/09/2018	275	276
2.248%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2018	800	805
Fidelity National Information Services
2.850%, 10/15/2018	600	606
Hewlett Packard Enterprise
3.273%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	160	163
2.100%, 10/04/2019 (A)	800	799

		4,611

Materials — 0.2%
Air Liquide Finance
1.375%, 09/27/2019 (A)	400	395

SEI Daily Income Trust / Quarterly Report / October 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Martin Marietta Materials
1.965%, VAR ICE LIBOR USD 3 Month+0.650%, 11/22/2017	$400	$402

		797

Real Estate — 0.5%
Simon Property Group
1.500%, 02/01/2018 (A)	1,470	1,470

Telecommunications — 1.1%
AT&T
5.500%, 02/01/2018	1,070	1,080
2.263%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	700	710
Verizon Communications
1.685%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	1,520	1,520

		3,310

Utilities — 1.5%
Connecticut Light & Power
5.650%, 05/01/2018	960	979
DTE Energy
1.500%, 10/01/2019	435	430
Emera US Finance
2.150%, 06/15/2019	165	165
NextEra Energy Capital Holdings
1.649%, 09/01/2018	95	95
Sempra Energy
1.625%, 10/07/2019	850	844
Southern
1.550%, 07/01/2018	300	300
Southern Power
1.500%, 06/01/2018	715	714
Virginia Electric & Power
1.200%, 01/15/2018	950	949

		4,476

Total Corporate Obligations (Cost $159,964) ($ Thousands)		160,378

ASSET-BACKED SECURITIES — 22.3%
Automotive — 10.9%
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 11/04/2017 (A)	560	562
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	430	432

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	$374	$374
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	485	485
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	190	190
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/08/2021	90	90
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	162	162
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	170	170
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	1,045	1,045
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 07/15/2019	432	432
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	687	687
CarMax Auto Owner Trust, Ser 2016-4, Cl A2
1.210%, 11/15/2019	466	466
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
2.234%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	647	651
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	310	310
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	360	359
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
1.579%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	955	956
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	380	380
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
1.583%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,510	1,510
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (A)	735	732
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (A)	182	182

6	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2016-A, Cl B
3.340%, 05/15/2020	$400	$403
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	110	109
CPS Auto Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	180	180
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (A)	62	62
Credit Acceptance Auto Loan Trust, Ser 2015-2A, Cl A
2.400%, 02/15/2023 (A)	398	399
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	500	499
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	250	250
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (A)	455	456
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/2019 (A)	289	289
DT Auto Owner Trust, Ser 2017-1A, Cl A
1.560%, 06/15/2020 (A)	423	423
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A3
1.640%, 03/20/2020 (A)	686	685
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	202	202
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	225	225
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (A)	121	121
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	162	162
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	138	137
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	435	434
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	300	300
Ford Credit Auto Owner Trust, Ser 2016-C, Cl A2A
1.040%, 09/15/2019	369	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.834%, VAR LIBOR USD 1 Month+0.600%, 08/15/2020	$1,050	$1,054
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.764%, VAR LIBOR USD 1 Month+0.530%, 07/15/2020	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	450	450
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	99	99
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	630	630
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 09/20/2018	98	98
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	1,080	1,082
GM Financial Automobile Leasing Trust, Ser 2016-1, Cl A3
1.640%, 07/20/2019	800	800
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	230
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	800	798
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.734%, VAR LIBOR USD 1 Month+0.500%, 05/15/2020 (A)	1,375	1,378
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	235	235
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	180	180
Mercedes-Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	162	162
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A2
1.150%, 01/15/2019	152	151
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
1.917%, VAR LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	935	936

SEI Daily Income Trust / Quarterly Report / October 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	$60	$60
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	395	393
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	906	906
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (A)	90	90
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (A)	48	48
Prestige Auto Receivables Trust, Ser 2016-2A, Cl A2
1.460%, 07/15/2020 (A)	442	441
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	925	922
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	428	428
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl D
2.650%, 08/17/2020	250	252
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	1,840	1,863
Santander Drive Auto Receivables Trust, Ser 2015-1, Cl B
1.970%, 11/15/2019	16	16
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/2021	775	783
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	450	451
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	64	64
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (A)	198	198
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	200	200
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	$462	$462
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	84	84
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	350	351
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	281	281
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	245	244
World Omni Auto Receivables Trust, Ser 2016-B, Cl A2
1.100%, 01/15/2020	93	93

		33,183

Credit Card — 2.8%
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/2020	370	370
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.889%, VAR LIBOR USD 1 Month+0.650%, 08/16/2021 (A)	210	211
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	304
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1
1.689%, VAR LIBOR USD 1 Month+0.450%, 02/15/2022	800	804
CARDS II Trust, Ser 2017-1A, Cl A
1.604%, VAR LIBOR USD 1 Month+0.370%, 11/15/2017 (A)	865	868
Chase Issuance Trust, Ser 2015-A2, Cl A2
1.590%, 02/18/2020	685	685
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	500	497
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.518%, VAR LIBOR USD 1 Month+0.280%, 05/26/2020	650	651
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.779%, VAR LIBOR USD 1 Month+0.540%, 09/15/2021	150	151
Evergreen Credit Card Trust, Ser 2016-1, Cl A
1.959%, VAR LIBOR USD 1 Month+0.720%, 04/15/2020 (A)	1,100	1,103

8	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	$1,650	$1,650
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	800	800
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.960%, VAR LIBOR USD 1 Month+0.720%, 05/26/2021 (A)	620	622

		8,716

Miscellaneous Business Services — 8.1%
Apidos CLO XII, Ser 2013-12A, Cl A
2.404%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2025 (A)	423	425
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)	144	144
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	525	537
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl AR
2.604%, VAR ICE LIBOR USD 3 Month+1.300%, 04/17/2025 (A)	650	653
Cent CLO 20, Ser 2017-20A, Cl AR
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	995	999
Cent CLO, Ser 2014-16A, Cl A1AR
2.420%, VAR ICE LIBOR USD 3 Month+1.250%, 08/01/2024 (A)	406	408
CIFC Funding, Ser 2016-3A, Cl A2R
3.061%, VAR ICE LIBOR USD 3 Month+1.750%, 01/29/2025 (A)	840	840
CIFC Funding, Ser 2017-1A, Cl A1R
2.609%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	485	492
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	19	19
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	98	98
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
2.167%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	437	439
Dryden XXXI Senior Loan Fund, Ser 2017-31A, Cl AR
2.434%, VAR ICE LIBOR USD 3 Month+1.080%, 04/18/2026 (A)	1,210	1,213
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (A)	152	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.547%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	$521	$520
John Deere Owner Trust, Ser 2014-B, Cl A4
1.500%, 06/15/2021	415	415
Limerock CLO II, Ser 2017-2A, Cl AR
2.604%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (A)	800	805
Madison Park Funding XII, Ser 2017-12A, Cl AR
2.623%, VAR ICE LIBOR USD 3 Month+1.260%, 01/20/2018 (A)	305	308
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (A)	497	499
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	260	260
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (A)	92	92
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	210	210
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)(B)	61	61
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	187	187
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	266	266
Navient Student Loan Trust, Ser 2015-1, Cl A1
1.537%, VAR ICE LIBOR USD 1 Month+0.300%, 09/26/2022	111	111
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.718%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	159	159
New Residential Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	600	597
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (A)	62	61
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	47	47
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	665	665
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.493%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	500	502

SEI Daily Income Trust / Quarterly Report / October 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2015-8A, Cl A1
2.883%, VAR ICE LIBOR USD 3 Month+1.530%, 04/17/2027 (A)	$500	$500
OCP CLO, Ser 2016-2A, Cl A1R
2.715%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	370	375
OCP CLO, Ser 2017-8A, Cl A1R
2.203%, VAR ICE LIBOR USD 3 Month+0.850%, 01/17/2018 (A)	500	500
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
2.424%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (A)	486	487
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
2.439%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	740	749
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.427%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (A)	317	318
OZLM XII, Ser 2015-12A, Cl A1
2.761%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (A)	395	397
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	290	290
SLM Student Loan Trust, Ser 2003-14, Cl A5
1.544%, VAR ICE LIBOR USD 3 Month+0.230%, 01/25/2023	30	30
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.484%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	254	254
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.404%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	492	491
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.434%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	342	340
SLM Student Loan Trust, Ser 2005-6, Cl A5A
1.424%, VAR ICE LIBOR USD 3 Month+0.110%, 07/27/2026	63	63
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.014%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	807	831
SLM Student Loan Trust, Ser 2008-9, Cl A
2.814%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	819	839
Sofi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	140	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
1.938%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	$308	$310
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	605	600
Symphony CLO VIII, Ser 2014-8A, Cl BR
2.985%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	475	475
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	114	115
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	111	112
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	96	96
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 08/25/2055 (A)(B)	232	230
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	347	344
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	726	730
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 11/01/2017 (A)(B)	105	105
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057	308	309
Utah State Board of Regents, Ser 2016-1, Cl A
1.987%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	385	386
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	600	597
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	365	364
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	190	190
Vibrant CLO III, Ser 2016-3A, Cl A1R
2.787%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (A)	540	540
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 04/25/2059 (A)	193	194
VOLT LXIII LLC, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	280	280

		24,767

Mortgage Related — 0.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.917%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	150	151

10	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed-Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.957%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	$247	$248
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.237%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	26	26
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
2.257%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2035	148	148
HSBC Home Equity Loan Trust USA, Ser 2007- 3, Cl APT
2.436%, VAR LIBOR USD 1 Month+1.200%, 11/20/2036	5	5
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 11/01/2017 (A)(B)	762	791
Option One Mortgage Loan Trust, Ser 2005- 1, Cl A1A
1.737%, VAR ICE LIBOR USD 1 Month+0.500%, 02/25/2035	45	45

		1,414

Total Asset-Backed Securities (Cost $68,040) ($ Thousands)		68,080

MORTGAGE-BACKED SECURITIES — 11.0%
Agency Mortgage-Backed Obligations — 3.1%
FHLMC
5.000%, 06/01/2026	311	318
4.500%, 09/01/2026	—	—
2.988%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.059%, 02/01/2030	62	66
2.949%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.103%, 02/01/2022	29	30
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl A1
2.746%, 12/25/2019	95	96
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	146	148
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	292	289
FHLMC REMIC, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	197	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	$114	$114
FHLMC REMIC, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	123	124
FNMA
6.000%, 01/01/2027	20	23
5.000%, 05/01/2019 to 03/01/2025	631	648
3.204%, VAR ICE LIBOR USD 6 Month+1.815%, 09/01/2024	55	57
3.199%, VAR ICE LIBOR USD 6 Month+1.776%, 09/01/2024	22	22
3.090%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	10	10
3.000%, 12/01/2030	1,557	1,597
2.961%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.008%, 05/01/2028	6	6
2.831%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	5	5
2.693%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.002%, 11/01/2023	9	10
2.375%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	7	7
1.900%, 10/01/2019	350	349
1.556%, 02/25/2020	350	351
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	15	16
FNMA REMIC, Ser 2001-33, Cl FA
1.687%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	14	14
FNMA REMIC, Ser 2002-64, Cl FG
1.484%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	15	15
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/2018	8	8
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	790	812
FNMA TBA
3.500%, 11/01/2040	850	883
FNMA, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	259	259
FNMA, Ser 2015-MA, Cl ASQ2
1.626%, 02/25/2018	91	91
FREMF Mortgage Trust, Ser 2011-K703, Cl B
5.045%, 07/25/2044 (A)(B)	750	759
FREMF Mortgage Trust, Ser 2011-K704, Cl B
4.691%, 10/25/2030 (A)(B)	320	325
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.301%, 09/25/2044 (A)(B)	415	420

SEI Daily Income Trust / Quarterly Report / October 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2013-K712, Cl B
3.365%, 11/01/2017 (A)(B)	$120	$122
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.071%, 10/25/2047 (A)(B)	210	209
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/2034	—	—
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	86	86
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
1.681%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	352	353
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
1.604%, VAR LIBOR USD 1 Month+0.370%, 11/06/2017	31	31
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
1.681%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	286	287
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
1.634%, VAR LIBOR USD 1 Month+0.400%, 02/06/2020	68	68
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
1.637%, VAR LIBOR USD 1 Month+0.400%, 03/11/2020	156	157

		9,382

Non-Agency Mortgage-Backed Obligations — 7.9%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	296	294
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	99	98
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
2.034%, VAR LIBOR USD 1 Month+0.800%, 06/15/2028 (A)	450	450
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.836%, 09/27/2044 (A)(B)	625	615
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.723%, 07/25/2035 (B)	135	126
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.435%, 11/25/2035 (B)	17	16
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.089%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	801
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.459%, 02/25/2036 (B)	—	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.641%, 06/25/2035 (B)	$64	$65
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.609%, 08/25/2035 (B)	137	133
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.029%, VAR LIBOR USD 1 Month+0.790%, 07/15/2028 (A)	450	450
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	742	747
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.427%, 12/10/2049 (B)	11	11
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	641	641
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.579%, 09/25/2034 (B)	25	25
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.543%, 03/25/2036 (B)	121	107
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	121	121
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	338	347
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	70	70
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
2.639%, VAR LIBOR USD 1 Month+1.400%, 11/15/2033 (A)	980	986
Countrywide Home Loans, Ser 2004-29, Cl 1A1
1.777%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	19	18
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
3.285%, 02/20/2036 (B)	101	92
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	128	128
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	242	240
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
1.953%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	843	844

12	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.637%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	$111	$113
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.888%, VAR ICE LIBOR USD 1 Month+1.650%, 11/27/2017	160	162
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.638%, VAR ICE LIBOR USD 1 Month+2.400%, 01/25/2025	49	49
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.038%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	575	624
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.687%, VAR ICE LIBOR USD 1 Month+1.450%, 07/25/2028	267	268
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
2.337%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2028	410	411
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1
2.437%, 04/25/2029	1,756	1,773
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
2.187%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	6	6
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.187%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	75	75
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.438%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2024	18	18
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.388%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	402	405
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.601%, 11/19/2035 (B)	133	129
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	74	76
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
1.939%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	415	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.836%, 07/25/2035 (B)	$181	$162
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.606%, 05/25/2047 (B)	157	138
Hilton USA Trust, Ser 2014-ORL, Cl A
2.134%, VAR LIBOR USD 1 Month+0.900%, 07/15/2029 (A)	1,000	1,002
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.997%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	50	49
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.757%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	53	52
Impac CMB Trust, Ser 2005-3, Cl A1
1.717%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	48	45
Impac CMB Trust, Ser 2005-5, Cl A1
1.877%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	39	36
Impac CMB Trust, Ser 2005-8, Cl 1A
1.757%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	125	120
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	738	746
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	254	256
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A2
3.070%, 12/15/2046	664	670
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A1
1.254%, 02/15/2047	374	374
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
2.139%, VAR LIBOR USD 1 Month+0.900%, 10/15/2029 (A)	875	875
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
2.684%, VAR LIBOR USD 1 Month+1.450%, 08/15/2027 (A)	575	575
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.601%, 08/25/2035 (B)	71	69
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.933%, 05/25/2037 (B)	98	93

SEI Daily Income Trust / Quarterly Report / October 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (B)	$709	$713
LSTAR Securities Investment, Ser 2017-3,Cl A1
3.235%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (A)	155	155
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
1.507%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	33	32
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.632%, 06/25/2037 (B)	154	129
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	187	186
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 02/25/2058 (A)(B)	568	569
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	290	293
Morgan Stanley Capital I Trust, Ser 2008-TOP29, Cl A4FL
3.346%, VAR LIBOR USD 1 Month+2.110%, 01/11/2043	313	313
Morgan Stanley Capital I Trust, Ser 2012-STAR
2.084%, 08/05/2034	133	131
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	85	86
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.405%, VAR ICE LIBOR USD 1 Month+1.170%, 06/10/2019 (A)	800	800
MortgageIT Trust, Ser 2005-5, Cl A1
1.497%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	158	158
New Residential Mortgage Loan Trust, Ser 2007-3A, Cl A1
4.000%, 11/01/2017 (A)(B)	354	367
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
1.402%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	94	90
Paragon Mortgages No. 15 PLC, Ser 2007- 15A, Cl A2C
1.466%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	226	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.679%, 07/27/2037 (B)	$126	$112
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.776%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	17	15
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(C)	540	529
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
1.842%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	704	704
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.941%, 03/25/2037 (B)	195	185
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.102%, 01/25/2035 (B)	62	63
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.328%, 07/25/2036 (B)	130	129
WFRBS Commercial Mortgage Trust, Ser 2012-CP, Cl A2
1.829%, 11/15/2045	83	83
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	178	178
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1
2.927%, 03/15/2046	655	661

		24,109

Total Mortgage-Backed Securities (Cost $33,724) ($ Thousands)		33,491

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Notes
2.125%, 08/31/2020	3,700	3,741
1.375%, 06/30/2018	6,000	6,001
1.125%, 12/31/2019	7,500	7,421

Total U.S. Treasury Obligations (Cost $17,253) ($ Thousands)		17,163

COMMERCIAL PAPER (C) — 3.4%
AbbVie
1.291%, 11/01/2017	1,850	1,850
Amgen
1.300%, 11/07/2017	800	800
Anthem
1.403%, 11/01/2017	1,000	1,000

14	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (C) (continued)
Berkshire Hathaway Energy
1.322%, 11/06/2017	$1,500	$1,500
Experian Finance PLC
1.372%, 11/15/2017	2,400	2,398
Schlumberger Holdings
1.321%, 11/03/2017	2,725	2,725

Total Commercial Paper (Cost $10,273) ($ Thousands)		10,273

MUNICIPAL BONDS — 3.2%
Arizona — 0.2%
Northern Arizona University, RB
5.020%, 08/01/2018	525	538

Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	965	961

California — 0.7%
California State, GO
2.015%, 04/01/2047 (D)	775	779
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	625	629
1.924%, 11/01/2017	565	565

		1,973

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	401

Illinois — 0.2%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	310	316
Illinois State, GO
5.665%, 03/01/2018	410	414
5.163%, 02/01/2018	15	15

		745

Indiana — 0.1%
Whiting, Environmental Facilities Revenue, AMT, RB
1.670%, 12/01/2044 (D)	320	320

Michigan — 0.3%
Genesee, GO Callable 11/13/2017 @ 100
1.835%, 11/30/2017 (D)	770	770

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Ser B, RB Callable 10/31/2017 @ 100
1.210%, 11/01/2020 (D)	$1,350	$1,350

New Jersey — 0.5%
Gloucester County, Improvement Authority, Ser B, RB
1.850%, 11/01/2018	810	808
New Jersey State, Economic Development Authority, Ser Q, RB
2.421%, 06/15/2018	645	646

		1,454

Pennsylvania — 0.1%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	370	367

Wisconsin — 0.3%
Village of Pleasant Prairie, RB Callable 12/01/2017 @ 100
1.473%, 01/01/2018	980	980

Total Municipal Bonds (Cost $9,858) ($ Thousands)		9,859

CERTIFICATES OF DEPOSIT — 1.9%
Bank of Tokyo
1.630%, , 07/06/2018	1,600	1,600
BNP Paribas
1.450%, , 01/22/2018	2,000	2,001
Credit Suisse NY
1.410%, , 11/21/2017	2,370	2,370

Total Certificates of Deposit (Cost $5,970) ($ Thousands)		5,971

SEI Daily Income Trust / Quarterly Report / October 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT (E) — 0.1%
BNP Paribas
1.050%, dated 10/31/2017, to be repurchased on 11/01/2017, repurchase price $200,006 (collateralized by various GNMA obligations, ranging in par value $370,952 - $766,452, 2.250% - 2.375%, 08/20/2039 - 02/20/2040; with total market value $204,000)	$200	$200

Total Repurchase Agreement (Cost $200) ($ Thousands)		200

Total Investments in Securities — 100.0% (Cost $305,282) ($ Thousands)		$305,415

A list of the open futures contracts held by the fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(15)	Dec-2017	$(1,899)	$(1,874)	$25
U.S. 2-Year Treasury Note	4	Dec-2017	865	862	(3)
U.S. 5-Year Treasury Note	11	Dec-2017	1,302	1,289	(13)
U.S. Long Treasury Bond	(1)	Dec-2017	(155)	(152)	3

			$113	$125	$12

Percentages are based on Net Assets of $305,328 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2017, the value of these securities amounted to $94,513 ($ Thousands), representing 30.95% of the Net Assets of the Fund.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$400	$159,978	$—	$160,378
Asset-Backed Securities	—	68,080	—	68,080
Mortgage-Backed Securities	—	33,491	—	33,491
U.S. Treasury Obligations	—	17,163	—	17,163
Commercial Paper	—	10,273	—	10,273
Municipal Bonds	—	9,859	—	9,859
Certificates of Deposit	—	5,971	—	5,971
Repurchase Agreement	—	200	—	200

Total Investments in Securities	$400	$305,015	$—	$305,415

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$28	$—	$—	$28
Unrealized Depreciation	(16)	—	—	(16)

Total Other Financial Instruments	$12	$—	$—	$12

*	Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2017, there were no Level 3 investments.

16	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Ultra Short Duration Bond Fund (Concluded)

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 64.1%
Agency Mortgage-Backed Obligations — 64.1%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$7,708	$8,193
4.000%, 06/01/2044	467	490
3.000%, 11/01/2036 to 12/01/2046	9,395	9,617
2.916%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.307%, 06/01/2024	20	20
2.879%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.244%, 06/01/2024	14	14
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 09/01/2020	3	3
2.822%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.177%, 07/01/2020	1	1
2.758%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.258%, 07/01/2024	8	8
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 01/01/2018	—	—
2.704%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.235%, 04/01/2029	20	21
2.696%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.209%, 05/01/2024	14	14
2.685%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 04/01/2019	3	3
2.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.000%, 07/01/2018 to 08/01/2018	1	1
2.614%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.188%, 12/01/2023	490	509
2.604%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.135%, 02/01/2019	2	2
2.520%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.000%, 03/01/2019	—	—
2.500%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.000%, 07/01/2018 to 11/01/2020	2	2
2.499%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 05/01/2019	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.488%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.111%, 12/01/2023	$42	$44
2.474%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.045%, 04/01/2029	1	1
2.435%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 03/01/2019	2	2
2.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.875%, 07/01/2018 to 09/01/2018	1	1
2.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.750%, 06/01/2018 to 09/01/2018	—	1
FHLMC Multifamily Structured Pass Through Certificates, Ser K067, Cl A2
3.194%, 07/25/2027	19,175	19,717
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	351	406
FHLMC REMIC, Ser 2003-2571, Cl FY
1.517%, VAR LIBOR USD 1 Month+0.750%, 12/15/2032	5,891	6,004
FHLMC REMIC, Ser 2006-3148, Cl CF
0.924%, VAR LIBOR USD 1 Month+0.400%, 02/15/2034	250	251
FHLMC REMIC, Ser 2006-3174, Cl FA
0.835%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	1,615	1,614
FHLMC REMIC, Ser 2006-3219, Cl EF
1.167%, VAR LIBOR USD 1 Month+0.400%, 04/15/2032	3,133	3,128
FHLMC REMIC, Ser 2007-3339, Cl HF
1.287%, VAR LIBOR USD 1 Month+0.520%, 07/15/2037	4,401	4,430
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	2,375	2,531
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	811	79
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	1,425	131
FHLMC REMIC, Ser 2012-4030, Cl FD
1.117%, VAR LIBOR USD 1 Month+0.350%, 02/15/2041	14,996	14,998
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	2,385	189
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	2,085	112
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	1,914	159
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	2,394	232

SEI Daily Income Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	$1,022	$81
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	1,159	147
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	790	67
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	2,424	228
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	1,322	109
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	1,249	138
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	4,651	526
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	15,394	15,489
FHLMC REMIC, Ser 2016-4600, Cl CH
3.000%, 07/15/2041	8,651	8,808
FHLMC REMIC, Ser 2016-4617, Cl LE
3.000%, 06/15/2041	3,744	3,813
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,762	371
FHLMC REMIC, Ser 3153, Cl FX
0.874%, VAR LIBOR USD 1 Month+0.350%, 05/15/2036	94	94
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	4,419	439
FHLMC, Ser K710, Cl A2
1.883%, 05/25/2019	6,000	6,005
FHLMC, Ser KGRP, Cl A
0.914%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	4,173	4,178
FNMA
7.000%, 06/01/2037	7	8
6.500%, 05/01/2026 to 01/01/2036	189	210
6.000%, 02/01/2023 to 09/01/2024	1,949	2,075
5.500%, 11/01/2017 to 06/01/2038	485	533
5.300%, 07/01/2019	360	369
5.240%, 07/01/2019	622	651
5.000%, 03/01/2019 to 08/01/2019	42	43
4.545%, 02/01/2020	787	827
4.500%, 08/01/2021 to 08/01/2044	3,080	3,357
4.448%, 01/01/2021	3,011	3,161
4.382%, 04/01/2021	4,753	5,053
4.330%, 04/01/2021 to 07/01/2021	3,785	4,035
4.302%, 07/01/2021	510	543
4.295%, 06/01/2021	3,565	3,790
4.230%, 01/01/2021	4,517	4,768
4.210%, 07/01/2020	669	701
4.070%, 04/01/2019	1,132	1,161
4.066%, 07/01/2020	2,525	2,644
4.050%, 01/01/2021	1,000	1,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.040%, 06/01/2021	$11,181	$11,832
4.010%, 08/01/2021	1,028	1,089
4.000%, 05/01/2026 to 04/01/2042	2,959	3,101
3.990%, 07/01/2021	268	283
3.980%, 07/01/2021 to 08/01/2021	8,950	9,460
3.970%, 06/01/2021	1,925	2,033
3.890%, 10/01/2023	857	912
3.880%, 12/01/2020	89	93
3.870%, 01/01/2024	852	910
3.850%, 01/01/2024	570	608
3.840%, 08/01/2021	6,668	7,024
3.830%, 07/01/2021	381	401
3.810%, 11/01/2023	94	100
3.800%, 01/01/2023	1,900	2,004
3.793%, 12/01/2020	7,668	8,017
3.770%, 08/01/2021	938	986
3.770%, 09/01/2021	100	105
3.765%, 12/01/2025	7,800	8,326
3.750%, 06/01/2022 to 09/01/2023	3,271	3,464
3.739%, 06/01/2018	2,162	2,172
3.730%, 07/01/2022	2,536	2,661
3.700%, 11/01/2020	824	860
3.650%, 11/01/2021 to 08/01/2023	3,537	3,710
3.630%, 01/01/2018	2,335	2,333
3.620%, 09/01/2020	6,869	7,140
3.590%, 10/01/2020	182	189
3.580%, 12/01/2020	887	923
3.510%, 11/01/2021	1,077	1,124
3.500%, 11/01/2040 to 01/01/2046	1,566	1,616
3.490%, 12/01/2020	6,344	6,568
3.470%, 11/01/2020	159	164
3.400%, 03/01/2022	3,588	3,727
3.265%, 01/01/2022	960	992
3.260%, 12/01/2020	567	583
3.250%, 12/01/2021	1,260	1,305
3.230%, 11/01/2020	1,530	1,574
3.210%, 09/01/2021	337	346
3.150%, 01/01/2027	1,495	1,529
3.100%, 10/01/2027	3,565	3,621
3.070%, 06/01/2027	970	986
3.017%, 04/01/2022	273	279
3.000%, 11/25/2026 to 03/01/2031	60	65
2.970%, 06/01/2027	7,336	7,392
2.960%, 01/01/2027	1,284	1,298
2.940%, 06/01/2022	696	714
2.930%, 05/01/2022 to 01/01/2027	6,394	6,459
2.880%, 07/01/2020	2,123	2,164
2.850%, 06/01/2027	3,819	3,824
2.830%, 06/01/2022	179	183
2.740%, 04/01/2022	181	185

2	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.733%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.229%, 08/01/2029	$190	$198
2.705%, VAR ICE LIBOR USD 6 Month+1.815%, 09/01/2024	264	271
2.693%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.008%, 05/01/2028	23	24
2.630%, 02/01/2019	4,487	4,512
2.593%, VAR ICE LIBOR USD 6 Month+1.603%, 08/01/2027	94	96
2.580%, 08/01/2022	2,200	2,228
2.540%, 03/01/2023	643	649
2.450%, 11/01/2022	400	404
2.380%, 10/01/2019	8,327	8,394
2.360%, 04/01/2022	4,600	4,607
2.329%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.873%, 12/01/2029	66	67
2.310%, 10/01/2022	2,234	2,235
2.250%, 10/01/2022	3,945	3,930
2.230%, 11/01/2023	4,486	4,428
2.220%, 10/01/2022	2,219	2,207
2.150%, 05/01/2022	4,715	4,682
2.110%, 01/01/2020	3,764	3,776
2.050%, 11/01/2023	1,302	1,275
1.970%, 11/01/2023	12,735	12,397
1.910%, 06/25/2055	1,355	72
1.750%, 04/01/2019 to 06/01/2020	8,292	8,215
1.690%, 12/01/2019	2,000	1,984
1.349%, 02/25/2020	11,090	11,114
FNMA REMIC, Ser 1992-61, Cl FA
1.175%, VAR LIBOR USD 1 Month+0.650%, 10/25/2022	31	31
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	13	13
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	7	7
FNMA REMIC, Ser 1994-77, Cl FB
2.025%, VAR LIBOR USD 1 Month+1.500%, 04/25/2024	3	3
FNMA REMIC, Ser 2002-53, Cl FK
0.925%, VAR LIBOR USD 1 Month+0.400%, 04/25/2032	59	59
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	58	59
FNMA REMIC, Ser 2006-76, Cl QF
0.925%, VAR LIBOR USD 1 Month+0.400%, 08/25/2036	500	500
FNMA REMIC, Ser 2006-79, Cl DF
0.875%, VAR LIBOR USD 1 Month+0.350%, 08/25/2036	398	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	$541	$598
FNMA REMIC, Ser 2007-64, Cl FB
0.895%, VAR LIBOR USD 1 Month+0.370%, 07/25/2037	3,147	3,152
FNMA REMIC, Ser 2008-16, Cl FA
1.225%, VAR LIBOR USD 1 Month+0.700%, 03/25/2038	2,970	3,013
FNMA REMIC, Ser 2009-110, Cl FD
1.741%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	8,583	8,719
FNMA REMIC, Ser 2009-112, Cl FM
1.741%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	5,257	5,327
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/2022	4,506	4,699
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	2,119	2,259
FNMA REMIC, Ser 2010-56, Cl AF
1.541%, VAR LIBOR USD 1 Month+0.550%, 06/25/2040	5,798	5,829
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	2,328	250
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	8,218	827
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.457%, 05/25/2042 (A)	621	69
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	1,477	155
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	3,379	277
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	1,267	132
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	3,840	334
FNMA REMIC, Ser 2013-121, Cl FA
1.638%, VAR LIBOR USD 1 Month+0.400%, 12/25/2043	39,474	39,589
FNMA REMIC, Ser 2013-130, Cl FQ
0.734%, VAR LIBOR USD 1 Month+0.200%, 06/25/2041	7,185	7,131
FNMA REMIC, Ser 2013-5, Cl YI, IO
3.000%, 02/25/2028	3,001	275
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.949%, 08/25/2044 (A)	5,937	286
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.623%, 04/25/2055 (A)	3,634	190
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.042%, 06/25/2055 (A)	3,635	192
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	3,113	3,182

SEI Daily Income Trust / Quarterly Report / October 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-57, Cl AB
3.000%, 08/25/2045	$18,410	$18,746
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	1,375	213
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	747	83
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1,706	154
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	1,079	248
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	2,639	663
FNMA REMIC, Ser 4083, Cl DI, IO
4.000%, 07/15/2027	770	83
FNMA TBA
6.000%, 11/01/2037	2,200	2,469
FNMA, Ser 2009-397, Cl 6
2.000%, 09/25/2039	3,004	2,903
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	2,528	245
FNMA, Ser M5, Cl FA
1.494%, VAR LIBOR USD 1 Month+0.490%, 04/25/2024	4,638	4,646
FNMA, Ser M6, Cl A1
1.829%, 05/25/2021	296	296
GNMA
6.500%, 08/15/2037 to 02/20/2039	311	346
6.000%, 09/15/2019 to 06/15/2041	7,419	8,379
5.500%, 10/15/2034 to 02/15/2041	2,866	3,182
5.000%, 09/15/2039 to 04/15/2041	1,712	1,872
4.000%, 07/15/2041 to 03/20/2047	3,390	806
GNMA TBA
6.000%, 11/01/2033	1,600	1,796
GNMA, Ser 177, Cl A
2.400%, 09/16/2046	4,217	4,174
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	4,159	972
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,717	389
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	5,297	1,085
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	1,449	164
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	861	153
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	996	227
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	1,784	185
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	429	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	$4,883	$4,902
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	539	57
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	755	73
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	3,419	517
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	410	76
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	2,172	264
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,787	398
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	1,703	156
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	3,710	834
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	3,657	468
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	2,822	659
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	7,680	807
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	1,045	241
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	3,166	704
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	3,373	813
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,951	435
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	4,887	991

Total Mortgage-Backed Securities (Cost $508,486) ($ Thousands)		508,129

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2023	29,756	29,630
U.S. Treasury Notes
1.625%, 07/31/2020	12,850	12,821
1.500%, 07/15/2020	62,028	61,694

Total U.S. Treasury Obligations (Cost $104,832) ($ Thousands)		104,145

4	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Short Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
FHLMC
1.375%, 05/01/2020	$52,238	$51,834
FNMA
1.500%, 07/30/2020	32,700	32,482

Total U.S. Government Agency Obligations (Cost $84,689) ($ Thousands)		84,316

REPURCHASE AGREEMENTS (B) — 6.4%
BNP Paribas
1.050%, dated 10/31/2017, to be repurchased on 11/01/2017, repurchase price $30,000,875 (collateralized by various FMAC and U.S Treasury obligations, ranging in par value $200 - $37,012,400, 2.000% - 4.000%, 12/31/2021 - 09/01/2044; with total market value $30,600,000)	30,000	30,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank
1.060%, dated 10/31/2017, to be repurchased on 11/01/2017, repurchase price $21,100,621 (collateralized by a FHLB obligation, par value $21,520,000, 0.979%, 02/23/2018; with total market value $21,524,089)	$21,100	$21,100

Total Repurchase Agreements (Cost $51,100) ($ Thousands)		51,100

Total Investments in Securities — 94.3% (Cost $749,107) ($ Thousands)		$747,690

A list of the open futures contracts held by the fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(647)	Dec-2017	$(81,549)	$(80,835)	$714
U.S. 2-Year Treasury Note	1,250	Dec-2017	270,006	269,199	(807)
U.S. 5-Year Treasury Note	(646)	Dec-2017	(76,243)	(75,703)	540

			$112,214	$112,661	$447

Percentages are based on Net Assets of $793,150 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount.

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$508,129	$—	$508,129
U.S. Treasury Obligations	—	104,145	—	104,145
U.S. Government Agency Obligations	—	84,316	—	84,316
Repurchase Agreements	—	51,100	—	51,100

Total Investments in Securities	$—	$747,690	$—	$747,690

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$714	$—	$—	$714
Unrealized Depreciation	(807)	—	—	(807)

Total Other Financial Instruments	$447	$—	$—	$447

*	Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.3%
Agency Mortgage-Backed Obligations — 98.3%
FHLMC
3.650%, 04/01/2030	$597	$620
3.000%, 12/15/2042 to 12/01/2046	169	185
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	111	11
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	199	18
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	326	26
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	279	15
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	787	98
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	294	28
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	141	11
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	116	10
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	163	13
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	349	70
FHLMC REMIC, Ser 2017-4654, Cl KY
3.000%, 02/15/2047	650	631
FHLMC REMIC, Ser 2017-4656, Cl KB
3.000%, 02/15/2047	275	263
FNMA
8.000%, 07/01/2025 to 09/01/2028	28	30
7.000%, 08/01/2029 to 09/01/2032	56	58
6.500%, 09/01/2032	57	64
4.180%, 11/01/2028	1,649	1,808
3.590%, 09/01/2030	210	221
3.410%, 08/01/2027	1,121	1,165
3.390%, 09/01/2026	300	312
3.260%, 01/01/2027 to 06/01/2027	384	395
3.230%, 02/01/2027	148	153
3.130%, 02/01/2027	200	204
2.990%, 11/01/2024	580	595
2.970%, 06/01/2027	199	201
2.780%, 03/01/2027	300	299
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	5	5
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	11	12
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	181	19
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	176	18
FNMA REMIC, Ser 2013-5, Cl YI, IO
3.000%, 02/25/2028	369	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.623%, 04/25/2055 (A)	$454	$24
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	219	20
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	135	31
FNMA REMIC, Ser 2016-91, Cl PL
2.500%, 12/25/2046	325	293
FNMA REMIC, Ser 2017-42, Cl HL
3.000%, 06/25/2047	875	849
FNMA TBA
4.000%, 11/12/2039 to 12/14/2039	2,100	2,203
3.500%, 11/01/2040	3,550	3,650
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	314	30
GNMA
10.000%, 10/15/2018 to 09/15/2019	2	2
9.500%, 09/15/2018 to 10/15/2020	6	6
9.000%, 12/15/2017 to 05/15/2022	27	27
8.000%, 10/15/2020 to 03/15/2032	182	198
7.750%, 10/15/2026	22	24
7.500%, 02/15/2027 to 10/15/2035	160	183
7.250%, 01/15/2028	35	38
7.000%, 04/15/2019 to 11/15/2033	1,618	1,862
6.750%, 11/15/2027	9	10
6.500%, 10/15/2023 to 10/15/2038	498	568
6.000%, 12/15/2027 to 12/15/2040	1,123	1,264
5.500%, 01/15/2033 to 02/15/2041	1,371	1,555
5.000%, 06/15/2033 to 01/20/2045	4,218	4,639
4.500%, 08/15/2033 to 01/20/2046	4,435	4,719
4.000%, 03/20/2040 to 10/20/2047	13,031	13,400
3.875%, 05/15/2042	1,295	1,365
3.500%, 03/20/2041 to 10/20/2047	20,683	21,496
3.000%, 10/15/2042 to 03/20/2047	9,655	9,779
2.500%, 07/20/2045 to 01/20/2047	2,180	2,134
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	243	275
GNMA TBA
4.000%, 11/01/2035 to 12/01/2039	1,000	1,051
3.000%, 11/01/2042	8,975	9,081
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/2033	10	12
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	506	118
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	427	97
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	188	176
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	647	133
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	180	20

SEI Daily Income Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	$412	$42
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	104	19
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	132	30
GNMA, Ser 2014-115, Cl KZ
3.000%, 08/20/2044	191	183
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	1,080	112
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	397	38
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	1,722	182
GNMA, Ser 2015-125, Cl VA
2.700%, 05/16/2035 (A)	55	54
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	833	126
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	850	191
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	853	158
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	924	101
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	274	33
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	256	57
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	634	119
GNMA, Ser 2016-123, Cl LM
3.000%, 09/20/2046	375	367
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	235	21
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	683	154
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	447	57
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	351	82
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	1,069	112
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	131	30
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	437	97
GNMA, Ser 2017-78, Cl AZ
3.000%, 05/20/2047	200	186
GNMA, Ser 2017-80, Cl AZ
3.000%, 05/20/2047	151	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	$595	$121

Total Mortgage-Backed Securities (Cost $90,742) ($ Thousands)		91,737

REPURCHASE AGREEMENT (B) — 2.0%
Deutsche Bank 1.060%, dated 10/31/2017, to be repurchased on 11/01/2017, repurchase price $1,900,056 (collateralized by a U.S Treasury obligation, par value $1,928,400, 1.500%, 12/31/2018; with total market value $1,938,068)	1,900	1,900

Total Repurchase Agreement (Cost $1,900) ($ Thousands)		1,900

Total Investments in Securities— 100.3% (Cost $92,642) ($ Thousands)		$93,637

2	SEI Daily Income Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

GNMA Fund (Concluded)

A list of the open futures contracts held by the fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	25	Dec-2017	$3,132	$3,123	$(9)

			$3,132	$3,123	$(9)

Percentages are based on Net Assets of $93,391 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$91,737	$—	$91,737
Repurchase Agreement	—	1,900	—	1,900

Total Investments in Securities	$—	$93,637	$—	$93,637

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	(9)	—	—	(9)

Total Other Financial Instruments	$(9)	$—	$—	$(9)

*	Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2017	3

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: December 28, 2017
By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: December 28, 2017